Carl A. Algermissen
Assistant Vice President &
Associate Counsel

April 7, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Portfolio Series
      File Nos. 811-21686; 333-121449

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the
Prospectuses and Statements of Additional Information dated April 1, 2005, for Oppenheimer Portfolio Series do not differ from those filed in the most recent Amendment No. 2 to the Registrant's Registration Statement on Form
N-1A (the "Registration Statement"), which was filed electronically with the
Securities and Exchange Commission on April 1, 2005, and granted effectiveness by the Commission the same day.

If you have any questions or comments regarding this filing, we request that you address them to Nancy S. Vann, Vice President & Assistant Counsel, at
212-323-5089, or via e-mail at nvann@oppenheimerfunds.com.

Sincerely,

/s/ Carl A. Algermissen

Carl A. Algermissen
Assistant Vice President &
Associate Counsel

cc:   Ronald Feiman, Esq.
      Gloria La Fond